Summary of Significant Accounting Policies - Summary of Restatement of Statement of Income (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Restatement [line items]
Revenues	S/ 4,085,004	S/ 3,899,462	S/ 4,014,013
Gross profit	441,763	674,489	502,452
Administrative expenses	(213,908)	(278,433)	(322,454)
Other (expenses) income, net	(326,754)	(61,335)	(32,869)
Loss from the sale of investments		(7)	34,545
Operating (loss) profit	(98,899)	334,714	181,674
Financial expenses	(231,709)	(247,982)	(150,777)
Financial income	74,656	50,925	13,742
Share of the profit or loss in associates and joint ventures	(218,774)	(3,709)	473
Profit (loss) before income tax	(474,726)	133,948	45,112
Income tax expense	(319,957)	(113,318)	(46,305)
Profit (loss) from continuing operations	(794,683)	20,630	(1,193)
Profit (loss) from discontinued operations	(43,959)	36,785	210,431
Profit of the year	S/ (838,642)	S/ 57,415	S/ 209,238
Earnings per share attributable to owners of the Company during the year	S/ (1.076)	S/ (0.125)	S/ 0.225
Earning (loss) per share from continuing operations attributable to owners of the Company during the year	S/ (1.023)	S/ (0.099)	S/ (0.101)
Audited [member]
Disclosure Of Restatement [line items]
Revenues			S/ 6,080,142
Operating costs			(5,407,355)
Gross profit			672,787
Administrative expenses			(429,181)
Other (expenses) income, net			(20,545)
Loss from the sale of investments			274,363
Operating (loss) profit			497,424
Financial expenses			(185,445)
Financial income			15,407
Share of the profit or loss in associates and joint ventures			1,327
Profit (loss) before income tax			328,713
Income tax expense			(123,037)
Profit (loss) from continuing operations			205,676
Profit (loss) from discontinued operations		S/ 57,415	3,562
Profit of the year			S/ 209,238
Earnings per share attributable to owners of the Company during the year			S/ 0.225
Earning (loss) per share from continuing operations attributable to owners of the Company during the year			S/ 0.220
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Restatement [line items]
Loss from the sale of investments			S/ (218,264)
Operating (loss) profit			(218,264)
Profit (loss) before income tax			(218,264)
Income tax expense			63,940
Profit (loss) from continuing operations			(154,324)
Profit (loss) from discontinued operations			154,324
Reclassification discontinued operations [member]
Disclosure Of Restatement [line items]
Revenues			(2,066,129)
Operating costs			1,895,794
Gross profit			(170,335)
Administrative expenses			106,727
Other (expenses) income, net			(12,324)
Loss from the sale of investments			(21,554)
Operating (loss) profit			(97,486)
Financial expenses			34,668
Financial income			(1,665)
Share of the profit or loss in associates and joint ventures			(854)
Profit (loss) before income tax			(65,337)
Income tax expense			12,792
Profit (loss) from continuing operations			(52,545)
Profit (loss) from discontinued operations			52,545
Restated and Reclassified [member]
Disclosure Of Restatement [line items]
Revenues			4,014,013
Operating costs			(3,511,561)
Gross profit			502,452
Administrative expenses			(322,454)
Other (expenses) income, net			(32,869)
Loss from the sale of investments			34,545
Operating (loss) profit			181,674
Financial expenses			(150,777)
Financial income			13,742
Share of the profit or loss in associates and joint ventures			473
Profit (loss) before income tax			45,112
Income tax expense			(46,305)
Profit (loss) from continuing operations			(1,193)
Profit (loss) from discontinued operations			210,431
Profit of the year			S/ 209,238
Earnings per share attributable to owners of the Company during the year			S/ 0.225
Earning (loss) per share from continuing operations attributable to owners of the Company during the year			S/ (0.101)